EQUITY ACCOUNTED INVESTMENTS - Schedule Of Revenue, Net Income and OCI Of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	$ 58,508	$ 49,895
Profit (Loss) of associate or joint venture	7,835	7,303
Other Comprehensive Income of associate or joint venture	(1,166)	695
Additions, net of disposals1	9,162	10,798
Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Additions, net of disposals1	474
Real Estate | Core office
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	2,227	2,328
Profit (Loss) of associate or joint venture	1,173	(66)
Other Comprehensive Income of associate or joint venture	(38)	(60)
Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,503	1,878
Profit (Loss) of associate or joint venture	724	336
Other Comprehensive Income of associate or joint venture	82	34
Real Estate | Transitional and Development [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	3,045	2,956
Profit (Loss) of associate or joint venture	469	76
Other Comprehensive Income of associate or joint venture	(25)	(30)
Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Additions, net of disposals1	1,528
Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	272	724
Profit (Loss) of associate or joint venture	87	286
Other Comprehensive Income of associate or joint venture	(179)	183
Additions, net of disposals1	235	1,200
Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	9,353	12,102
Profit (Loss) of associate or joint venture	2,481	4,114
Other Comprehensive Income of associate or joint venture	(59)	36
Additions, net of disposals1	2,700	2,599
Infrastructure | Midstream [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	902	924
Profit (Loss) of associate or joint venture	198	315
Other Comprehensive Income of associate or joint venture	66	188
Additions, net of disposals1	457	461
Infrastructure | Data [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	475	1,047
Profit (Loss) of associate or joint venture	(127)	511
Other Comprehensive Income of associate or joint venture	(658)	(53)
Additions, net of disposals1	5,378	4,042
Private Equity and Other
Disclosure Of Associates And Joint Ventures [Line Items]
Additions, net of disposals1	1,004
Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	496	285
Profit (Loss) of associate or joint venture	77	50
Other Comprehensive Income of associate or joint venture	(2)	18
Reinsurance
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	14,366	6,785
Profit (Loss) of associate or joint venture	898	452
Other Comprehensive Income of associate or joint venture	750	484
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,781	1,503
Profit (Loss) of associate or joint venture	651	475
Other Comprehensive Income of associate or joint venture	(1)	16
Transitional and Development [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	355	26
Profit (Loss) of associate or joint venture	51	22
Other Comprehensive Income of associate or joint venture	0	0
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	17	40
Profit (Loss) of associate or joint venture	(15)	(55)
Other Comprehensive Income of associate or joint venture	(78)	(56)
Utilities [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	193	1,136
Profit (Loss) of associate or joint venture	(91)	39
Other Comprehensive Income of associate or joint venture	(114)	(376)
Transport | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	3,119	3,044
Profit (Loss) of associate or joint venture	342	27
Other Comprehensive Income of associate or joint venture	(820)	330
Data [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	2,732	2,272
Profit (Loss) of associate or joint venture	964	(45)
Other Comprehensive Income of associate or joint venture	(764)	685
Other [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	228	206
Profit (Loss) of associate or joint venture	(11)	(180)
Other Comprehensive Income of associate or joint venture	(123)	(283)
Other [Member] | Private Equity and Other
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	6,888	6,951
Profit (Loss) of associate or joint venture	(15)	208
Other Comprehensive Income of associate or joint venture	(80)	6
Other [Member] | Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	2,465	2,893
Profit (Loss) of associate or joint venture	198	662
Other Comprehensive Income of associate or joint venture	880	(355)
Industrial operations [Member] | Private Equity and Other
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	2,388	2,216
Profit (Loss) of associate or joint venture	130	80
Other Comprehensive Income of associate or joint venture	1	(5)
Sustainable Solutions | Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	5,350	394
Profit (Loss) of associate or joint venture	(365)	(15)
Other Comprehensive Income of associate or joint venture	$ 124	$ (67)